Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value Of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for CEO(1)(2) ($)	Compensation Actually Paid to CEO(1)(2) ($)	Average Summary Compensation Table Total for Other NEOs(1)(2) ($)	Average Compensation Actually Paid to Other NEOs(1)(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3)(4) ($)	Net Income (Loss) ($ in thousands)	Return on Average Tangible Common Equity(5)
2022	4,270,172	(12,721,365)	3,087,040	1,318,594	71.81	116.44	404,274	21.04%
2021	25,435,791	38,737,846	3,207,154	4,794,351	123.29	125.27	606,959	24.41%
2020	4,952,716	2,874,568	2,393,268	1,689,705	74.55	91.10	(1,237,574)	10.36%

Company Selected Measure Name	ROATCE
Named Executive Officers, Footnote [Text Block]	For 2022, the CEO was Mr. Wagner, and the other NEOs were Kevin L. Thompson, Executive Vice President, CFO; William J. Black, Jr., Executive Vice President, Strategy and Corporate Development; Paul W. Taylor, President; Mark T. Yung, Executive Vice President, Chief Operating Officer; and Bart R. Olson, former Executive Vice President, CFO.
For 2021, the CEO was Mr. Wagner, and the other NEOs were Mr. Olson, Executive Vice President, CFO; Mr. Black, Executive Vice President, Strategy and Corporate Development; Christopher D. Blake, Executive Vice President, President and Chief Executive Officer of Community Banking Group; and Mr. Yung, Executive Vice President, Chief Operating Officer.
For 2020, the CEO was Mr. Wagner, and the other NEOs were Patrick J. Rusnak, Executive Vice President, CFO; Mr. Black, Executive Vice President, Strategy and Corporate Development; Mr. Blake, Executive Vice President, President and Chief Executive Officer of Community Banking Group; and Mr. Yung, Executive Vice President, Chief Operating Officer.

Peer Group Issuers, Footnote [Text Block]	Peer group cumulative total shareholder return is based on a fixed investment of one hundred dollars in the KBW Regional Banking Index. The KBW Regional Banking Index is the industry index used in our performance graph for our 2022 Annual Report.
PEO Total Compensation Amount	$ 4,270,172	$ 25,435,791	$ 4,952,716
PEO Actually Paid Compensation Amount	$ (12,721,365)	38,737,846	2,874,568
Adjustment To PEO Compensation, Footnote [Text Block]	A reconciliation of Total compensation from the Summary Compensation Table to Compensation actually paid to our CEO and the average of our Other NEOs is shown below:

	2022		2021		2020
Adjustments	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation From SCT	4,270,172	3,087,040	25,435,791	3,207,154	4,952,716	2,393,268
Adjustments for defined benefit and actuarial pension plans:	—	—	—	—	—	—
Adjustments for stock awards:
(Subtraction): SCT amounts	—	(1,569,814)	(20,852,676)	(1,279,725)	(3,038,990)	(1,474,811)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	869,883	31,364,938	1,598,037	2,012,098	1,303,515
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end	(16,506,050)	(903,710)	3,019,284	979,662	(1,377,554)	(378,205)
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	455,359	(164,805)	444,267	310,905	326,298	(154,062)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	(940,846)	—	(673,758)	(21,682)	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	(12,721,365)	1,318,594	38,737,846	4,794,351	2,874,568	1,689,705

Non-PEO NEO Average Total Compensation Amount	$ 3,087,040	3,207,154	2,393,268
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,318,594	4,794,351	1,689,705
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	A reconciliation of Total compensation from the Summary Compensation Table to Compensation actually paid to our CEO and the average of our Other NEOs is shown below:

	2022		2021		2020
Adjustments	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation From SCT	4,270,172	3,087,040	25,435,791	3,207,154	4,952,716	2,393,268
Adjustments for defined benefit and actuarial pension plans:	—	—	—	—	—	—
Adjustments for stock awards:
(Subtraction): SCT amounts	—	(1,569,814)	(20,852,676)	(1,279,725)	(3,038,990)	(1,474,811)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	869,883	31,364,938	1,598,037	2,012,098	1,303,515
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end	(16,506,050)	(903,710)	3,019,284	979,662	(1,377,554)	(378,205)
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	455,359	(164,805)	444,267	310,905	326,298	(154,062)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	(940,846)	—	(673,758)	(21,682)	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	(12,721,365)	1,318,594	38,737,846	4,794,351	2,874,568	1,689,705

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The two charts shown below present graphical comparisons of Compensation actually paid to our CEO and the average Compensation actually paid to our Other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: (i) our TSR, which we also refer to as cumulative total return, and peer group, or KBW Regional Banking Index, TSR or cumulative total return, and (ii) net income and ROATCE. The first chart also provides a comparison of our cumulative total return to the peer group cumulative total return for the three-year period.
Changes in Compensation actually paid to our NEOs from year to year are generally aligned with trends in our cumulative TSR, as well as trends in important financial measures such as net income and ROATCE.

Compensation Actually Paid vs. Net Income [Text Block]
The two charts shown below present graphical comparisons of Compensation actually paid to our CEO and the average Compensation actually paid to our Other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: (i) our TSR, which we also refer to as cumulative total return, and peer group, or KBW Regional Banking Index, TSR or cumulative total return, and (ii) net income and ROATCE. The first chart also provides a comparison of our cumulative total return to the peer group cumulative total return for the three-year period.
Changes in Compensation actually paid to our NEOs from year to year are generally aligned with trends in our cumulative TSR, as well as trends in important financial measures such as net income and ROATCE.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The two charts shown below present graphical comparisons of Compensation actually paid to our CEO and the average Compensation actually paid to our Other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: (i) our TSR, which we also refer to as cumulative total return, and peer group, or KBW Regional Banking Index, TSR or cumulative total return, and (ii) net income and ROATCE. The first chart also provides a comparison of our cumulative total return to the peer group cumulative total return for the three-year period.
Changes in Compensation actually paid to our NEOs from year to year are generally aligned with trends in our cumulative TSR, as well as trends in important financial measures such as net income and ROATCE.

Tabular List [Table Text Block]

Return on average tangible common equity (ROATCE)
Relative pre-provision, pre-goodwill impairment, pre-tax net revenue (rPPNR)
Relative total shareholder return (rTSR)

Total Shareholder Return Amount	$ 71.81	123.29	74.55
Peer Group Total Shareholder Return Amount	116.44	125.27	91.10
Net Income (Loss)	$ 404,274,000	$ 606,959,000	$ (1,237,574,000)
Company Selected Measure Amount	0.2104	0.2441	0.1036
PEO Name	Mr. Wagner
Additional 402(v) Disclosure [Text Block]	Our cumulative total shareholder return is based on a fixed investment of one hundred dollars in our common stock measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table, and reinvestment of all dividends during such period.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on average tangible common equity (ROATCE)
Non-GAAP Measure Description [Text Block]	For more information regarding the calculation of ROATCE, please refer to “Calculation of non-GAAP financial measures” in Appendix A
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative pre-provision, pre-goodwill impairment, pre-tax net revenue (rPPNR)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative total shareholder return (rTSR)
PEO [Member] | Fair Value at End of Prior Year Awards Granted in Any Fiscal Year That Fail to Meet the Applicable Vesting Conditions During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (20,852,676)	$ (3,038,990)
Adjustments for Defined Benefit and Actuarial Pension Plans	0	0	0
Fair Value at Year-End of Awards Granted During the Covered Fiscal Year That are Outstanding and Unvested at Year-End	0	31,364,938	2,012,098
Year-Over-Year Change in Fair Value of Awards Granted in Any Prior Fiscal Year That are Outstanding and Unvested at Year-End	(16,506,050)	3,019,284	(1,377,554)
Vesting Date Fair Value of Awards Granted in any Prior Fiscal Year That are Outstanding and Unvested at Year End	0	0	0
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions Were Satisfied During Such Year	455,359	444,267	326,298
Adjustment to Compensation Amount, Equity Awards	(940,846)	(673,758)	0
Dividends or Other Earnings Paid on Stock or Option Awards in the Covered Year Prior to Vesting if Not Otherwise Included in the Total Compensation for the Covered Year	0	0	0
Non-PEO NEO [Member] | Fair Value at End of Prior Year Awards Granted in Any Fiscal Year That Fail to Meet the Applicable Vesting Conditions During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,569,814)	(1,279,725)	(1,474,811)
Adjustments for Defined Benefit and Actuarial Pension Plans	0	0	0
Fair Value at Year-End of Awards Granted During the Covered Fiscal Year That are Outstanding and Unvested at Year-End	869,883	1,598,037	1,303,515
Year-Over-Year Change in Fair Value of Awards Granted in Any Prior Fiscal Year That are Outstanding and Unvested at Year-End	(903,710)	979,662	(378,205)
Vesting Date Fair Value of Awards Granted in any Prior Fiscal Year That are Outstanding and Unvested at Year End	0	0	0
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions Were Satisfied During Such Year	(164,805)	310,905	(154,062)
Adjustment to Compensation Amount, Equity Awards	0	(21,682)	0
Dividends or Other Earnings Paid on Stock or Option Awards in the Covered Year Prior to Vesting if Not Otherwise Included in the Total Compensation for the Covered Year	$ 0	$ 0	$ 0